Balance Sheet Components	12 Months Ended
Dec. 31, 2012
Balance Sheet Components
Balance Sheet Components

6. Balance Sheet Components

	December 31,
	2012	2011
	(In thousands)
Accounts receivable, net:
Accounts receivable	$146,305	$123,961
Allowance for doubtful accounts:
Balance at beginning of year	(11,492)	(9,262)
Additional provision charged to expenses	(3,869)	(2,530)
Write-off	4,307	300
Balance at end of year	(11,054)	(11,492)
	$135,251	$112,469
Prepaid expenses and other current assets:
Content fees	$7,511	$9,325
Rental and other deposits	7,261	8,124
Prepayments for investments	6,444	15,053
Current deferred tax assets	4,161	2,057
Others	11,121	7,407
	$36,498	$41,966
Property and equipment, net:
Computers and equipment	$174,132	$154,674
Leasehold improvements	11,613	8,436
Furniture and fixtures	9,014	7,270
Other	1,350	760
	196,109	171,140
Less: Accumulated depreciation	(119,469)	(96,629)
	$76,640	$74,511
Other assets:
Investment deposits	$14,464	$4,262
Prepayment for land use right	21,188	—
Non-current deferred tax assets	1,660	—
Others	892	4,851
	$38,204	$9,113
Accrued liabilities:
Sales rebates	$40,031	$30,508
Content fees	24,270	26,672
Accrued compensation and benefits	17,998	13,443
Marketing expenses	15,918	19,250
Employee payroll withholding taxes	5,494	3,342
Advertisement production costs	8,577	7,625
Business taxes and VAT payable	9,514	10,367
Sales commissions	6,479	5,030
Professional fees	3,442	3,345
Internet connection costs	8,948	6,728
Revenue share	5,176	843
Outside services	4,061	2,243
Others	18,769	11,080
	$168,677	$140,476